Transactions with Related Parties (Details 1) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Transactions and Balances with Related Parties [Abstract]
Directors fee and bonus provision	$ 78	$ 36
Chief Executive Officer fee and bonus provision	49	52
Consultant services	14	204
Current liabilities	$ 141	$ 292